Debt and Derivative Instruments - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Feb. 28, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 5,191,073,000
Write-off of unamortized debt issuance costs	267,000	$ 122,000
Addition to net fair value	103,000			$ 247,000
Designated | Interest rate swaps
Debt Instrument [Line Items]
Estimated amount to be reclassified from AOCI to interest expense	4,438,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 546,332,000
Fixed interest rate	1.72%			0.00%
TMCL VII 2021-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 523,500,000
TMCL VII 2021-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			26,500,000
TL 2021 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 69,827,000		$ 70,270,000
Fixed interest rate			2.65%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs	$ 267,000